UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST

(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110

(Address of principal executive offices)        (Zip code)

T. John Holton, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2012

Date of reporting period: December 31, 2012

ITEM 1. REPORTS TO STOCKHOLDERS.

CGM

Mutual Fund

83rd Annual Report

December 31, 2012

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Mutual Fund increased 3.9% during the fourth quarter of 2012 compared to the Standard and Poor’s 500 Index which declined -0.4% and the Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index which returned 0.2% over the same period. For the twelve months ended December 31, 2012, CGM Mutual Fund increased 16.8%, the S&P 500 Index returned 16.0% and the Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index increased 4.4%.

The Year in Review and Economic Outlook

The year 2012 started auspiciously with good news on the unemployment front: On January 19, the Labor Department reported initial jobless claims for the second week in January fell by 50,000 from the week before, marking the largest weekly drop since 2005 and trimming the overall unemployment rate to 8.3%. The Conference Board’s Consumer Confidence Index swelled from 61.1 in January to 71.6 in February and held on at 70.2 in March (later revised to 69.5). The long-suffering housing market remained a bit sluggish though overall it was a strong quarter for the economy and the equity market as measured by the S&P 500 Index which grew 12.6% over the first three months of the year.

The party was short lived and the equity market reversed course early in the second quarter of 2012. By the end of May, the S&P 500 Index had lost most of its year-to-date gains. To blame were dismal April job numbers as well as re-emerging doubts about the financial health of a number of European countries. April employment grew by only 115,000 (revised to 68,000) and only a paltry 69,000 new jobs were added in May (though that number was later revised upward to 87,000). Consumer confidence began to falter and by June, the Conference Board reported an Index drop to 62. But the news was not all bad: “green shoots” emerged in the economy, most notably new single family home sales as initially reported in May climbed 7.6% (revised to 3.1%) from April and 19.8% from May of 2011. The equity market, however, was slow to notice, being otherwise preoccupied with ongoing financial negotiations within the Euro zone.

The third quarter started out on weak footing, undermined first by reports of three consecutive monthly declines in retail sales (for the first time in four years), and by more European economic uncertainty. Yields on Spanish and Italian bonds climbed while the 10-year U.S. Treasury bond yield plumbed new depths on July 24. Housing again emerged as an economic foil. On July 31, the S&P/Case-Shiller Home Price Index was released highlighting an increase in housing prices in 20 metro areas from April to May. In mid August, we learned the number of new building permits issued in July climbed 6.8% from the month before. Automobile and truck sales also picked up dramatically in August, benefiting – along with housing – from the low interest rate environment.

Housing reports continued to provide the best economic news in the fourth quarter with housing starts for September clocking in at a seasonally adjusted rate of 872,000, up 15% from August and 34.8% from one year earlier. Although that number is good, we believe the potential is even greater given the fact that for roughly 50 years prior to the recent housing slump, the U.S. residential market added on average 1.5 million new units per year. As the year drew to a close, concerns about European finances abated although they were replaced by domestic fears of the “fiscal cliff” and whether Congress and the President could agree to extend current tax brackets and other provisions. Uncertainty reigned until the early hours of 2013 and we surmise the political wrangling as well as financial apprehension weighed heavily on consumer confidence which, according to the Conference Board, declined from 71.5 in November to 65.1 in December.

Though the market rallied well off the lows of the summer months with expected earnings on the S&P 500 Index in 2013 of $105, the earnings yield is 7.4% compared to a 1.7% yield on the 10-year U.S. Treasury bond. We believe this spread represents good value for the U.S. equity market looking ahead to 2013.

1

CGM MUTUAL FUND

Portfolio Strategy

The CGM Mutual Fund portfolio was positioned to benefit from strong economic growth in the U.S. economy in 2012. The two biggest concentrations, money center banks and homebuilders, were the major contributors to the Fund’s 2012 results. Other smaller industry holdings produced mixed results with losses in energy stocks and gains in automobiles and airlines. The Fund’s performance in the fourth quarter was adversely affected by its investment in Herbalife Ltd., a company that sells nutrition, weight management, and personal care products. While Herbalife’s operations performed well in 2012, the price of its shares declined following criticism of its operations by some market participants. We believe this criticism was unwarranted, and the Fund continued to hold the stock at year-end.

The fixed income section of the portfolio fluctuated between 25% and 28% of total Fund assets during the year ended December 31, 2012. It was predominately invested in short-term U.S. Treasury notes reflecting concerns that interest rates would rise. The one long-term bond was sold in the fourth quarter of the year.

On December 31, 2012, CGM Mutual Fund’s three largest industry positions in the equity portion of the portfolio were in money center banks, housing and building materials and airlines. The Fund’s three largest equity holdings were Citigroup Inc., Morgan Stanley and Bank of America Corporation. The Fund was 27.5% invested in short-term U.S. Treasury securities.

Robert L. Kemp
President

G. Kenneth Heebner
Portfolio Manager

January 2, 2013

2

Comparisons of the change in value of a $10,000 investment in CGM Mutual Fund, the S&P 500 Index, and the Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index

(assuming reinvestment of dividends and capital gains)

$30,000
25,000
20,000
15,000
10,000
$24,295
$19,852
$16,692
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012

Average Annual Total Returns through 12/31/12

	1 Year	5 Year	10 Year
CGM Mutual Fund	16.8%	-1.3%	9.3%
S&P 500 Index	16.0%	1.7%	7.1%
Merrill Lynch U.S. Corporate Govt & Mortgage Bond Index	4.4%	6.0%	5.3%

Past performance is no indication of future results and current performance may be higher or lower than the figures shown. Unlike a fund, an index is not managed and does not reflect fees and expenses.

CGM MUTUAL FUND

Portfolio Manager

G. Kenneth Heebner has managed CGM Mutual Fund since 1981. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing CGM, Mr. Heebner was at Loomis, Sayles & Company where he managed the Fund, then known as Loomis Sayles Mutual Fund. In addition to CGM Mutual Fund, Mr. Heebner currently manages CGM Realty Fund and CGM Focus Fund as well as other funds.

INVESTMENT PERFORMANCE

(unaudited)

Cumulative Total Return for Periods Ended

December 31, 2012

	CGM Mutual Fund
10 Years	+	142.9%
5 Years	–	6.4
1 Year	+	16.8
3 Months	+	3.9

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.

The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

Commencing July 1, 2003 and ending June 30, 2004, Capital Growth Management agreed to voluntarily waive a portion of the management fee, lowering the annual rate to 0.72% of the Fund’s average daily net assets. Otherwise, the Fund’s cumulative total return and the average annual total return for the ten year period would have been lower.

3

CGM MUTUAL FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2012

COMMON STOCKS
Industry	Percent of Net Assets
Banks - Money Center	22.5%
Housing and Building Materials	16.4
Airlines	7.6
Vehicle Assembly	6.5
Health Care Services	5.4
Retail	4.4
Oil Refining	3.4
Packaging	3.2
Drugs	3.0

BONDS
United States Treasury	27.5

SCHEDULE OF INVESTMENTS as of December 31, 2012

COMMON STOCKS — 72.4% OF TOTAL NET ASSETS

	Shares	Value(a)
Airlines – 7.6%
Delta Air Lines, Inc. (b)	1,920,000	$ 22,790,400
United Continental Holdings, Inc. (b)	450,000	10,521,000
		33,311,400

Banks - Money Center – 22.5%
Bank of America Corporation	2,450,000	28,420,000
Citigroup Inc	920,000	36,395,200
JPMorgan Chase & Co.	55,000	2,418,350
Morgan Stanley	1,670,000	31,930,400
		99,163,950

Drugs – 3.0%
Mylan Inc. (b)	300,000	8,244,000
Watson Pharmaceuticals, Inc. (b)	60,000	5,160,000
		13,404,000

Health Care Services – 5.4%
Herbalife Ltd.	716,500	23,601,510

Housing and Building Materials – 16.4%
D.R. Horton, Inc.	1,170,000	23,142,600
Lennar Corporation	660,000	25,522,200
PulteGroup, Inc. (b)	1,300,000	23,608,000
		72,272,800

See accompanying notes to financial statements.

4

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of December 31, 2012 (continued)

COMMON STOCKS (continued)

	Shares	Value(a)
Oil Refining – 3.4%
HollyFrontier Corporation	60,000	$ 2,793,000
Marathon Petroleum Corporation	85,000	5,355,000
Tesoro Corporation	90,000	3,964,500
Valero Energy Corporation	80,000	2,729,600
		14,842,100

Packaging – 3.2%
Rock-Tenn Company	205,000	14,331,550

Retail – 4.4%
Foot Locker, Inc.	600,000	19,272,000

Vehicle Assembly – 6.5%
Ford Motor Company	1,780,000	23,051,000
Tata Motors Limited ADR (c)	200,000	5,744,000
		28,795,000

TOTAL COMMON STOCKS (Identified cost $291,290,502)		318,994,310

BONDS – 27.5% OF TOTAL NET ASSETS
	Face Amount
United States Treasury - 27.5%
United States Treasury Notes, 0.750%, 03/31/2013	$ 21,500,000	21,534,443
United States Treasury Notes, 0.250%, 05/31/2014	18,500,000	18,508,676
United States Treasury Notes, 0.250%, 10/31/2014	45,000,000	45,010,530
United States Treasury Notes, 0.250%, 11/30/2014	36,000,000	36,001,404
TOTAL BONDS (Identified cost $121,009,720)		121,055,053

SHORT-TERM INVESTMENT — 1.1% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2012 at 0.01% to be repurchased at $4,895,000 on 01/02/2013 collateralized by $4,785,000 US Treasury Note, 1.750% due 07/31/2015
valued at $4,994,018 including interest (Cost $4,895,000)	4,895,000	4,895,000

TOTAL INVESTMENTS — 101.0% (Identified cost $417,195,222)		444,944,363
Cash and receivables		7,734,868
Liabilities		(12,000,527)
TOTAL NET ASSETS — 100.0%		$ 440,678,704

(a)	See Note 2A.
(b)	Non-income producing security.
(c)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

See accompanying notes to financial statements.

5

CGM MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

Assets
Investments at value (Identified cost $417,195,222)		$444,944,363
Cash		4,612
Receivable for:
Securities sold	$7,556,835
Shares of the Fund sold	100,941
Dividends and interest	72,480	7,730,256
Total assets		452,679,231
Liabilities
Payable for:
Securities purchased	10,791,723
Shares of the Fund redeemed	594,738
Distributions declared	103,789	11,490,250
Accrued expenses:
Management fees	332,588
Trustees’ fees	16,916
Accounting, administration and compliance expenses	16,936
Transfer agent fees	74,712
Other expenses	69,125	510,277
Total liabilities		12,000,527
Net Assets		$440,678,704

Net assets consist of:
Capital paid-in		$440,443,161
Accumulated net realized losses on investments		(27,513,598)
Net unrealized appreciation on investments		27,749,141
Net Assets		$440,678,704

Shares of beneficial interest outstanding, no par value		15,506,373

Net asset value per share*		$28.42

*   Shares of the Fund are sold and redeemed at net asset value ($440,678,704/15,506,373).

STATEMENT OF OPERATIONS

Twelve Months Ended December 31, 2012

Investment Income
Income:
Dividends	$ 4,047,030
Interest	2,502,470
6,549,500

Expenses:
Management fees	4,024,518
Trustees’ fees	68,614
Accounting, administration and compliance expenses	203,229
Custodian fees and expenses	87,176
Transfer agent fees	426,599
Audit and tax services	44,586
Legal	38,684
Printing	65,254
Registration fees	31,335
Miscellaneous expenses	4,933
4,994,928
Net investment income	1,554,572

Realized and Unrealized Gains on Investments
Net realized gains on investments	49,115,642
Net change in unrealized appreciation on investments	19,091,591
Net realized and unrealized gains on investments	68,207,233

Change in Net Assets from Operations	$69,761,805

See accompanying notes to financial statements.

6

CGM MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
From Operations
Net investment income	$ 1,554,572	$ 888,940
Net realized gains on investments and foreign currency transactions	49,115,642	7,819,635
Net change in unrealized appreciation (depreciation) on investments	19,091,591	(103,609,721)
Change in net assets from operations	69,761,805	(94,901,146)

From Distributions to Shareholders
Net investment income	(1,555,339)	(891,487)

From Capital Share Transactions
Proceeds from sale of shares	5,048,348	12,339,217
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	1,378,537	792,138
	6,426,885	13,131,355
Cost of shares redeemed	(67,985,521)	(76,698,394)
Change in net assets derived from capital share transactions	(61,558,636)	(63,567,039)
Total change in net assets	6,647,830	(159,359,672)

Net Assets
Beginning of period	434,030,874	593,390,546
End of period	$ 440,678,704	$ 434,030,874

Number of Shares of the Fund:
Issued from sale of shares	185,162	438,941
Issued in connection with reinvestment of:
Dividends from net investment income	48,827	32,436
	233,989	471,377
Redeemed	(2,501,672)	(2,841,526)
Net change	(2,267,683)	(2,370,149)

See accompanying notes to financial statements.

7

CGM MUTUAL FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2012	2011	2010	2009	2008
For a share of the Fund outstanding
throughout each period:
Net asset value at beginning of period	$ 24.42	$ 29.46	$ 25.64	$ 22.56	$ 31.80
Net investment income (a)	0.09	0.05	0.25	0.45	0.31
Net realized and unrealized gains (losses) on
investments and foreign currency transactions	4.01	(5.04)	3.82	3.08	(9.25)
Total from investment operations	4.10	(4.99)	4.07	3.53	(8.94)

Dividends from net investment income	(0.10)	(0.05)	(0.25)	(0.45)	(0.30)

Net increase (decrease) in net asset value	4.00	(5.04)	3.82	3.08	(9.24)
Net asset value at end of period	$ 28.42	$ 24.42	$ 29.46	$ 25.64	$ 22.56

Total return (%)	16.8	(16.9)	16.0	15.9	(28.2)

Ratios:
Operating expenses to average net assets (%)	1.12	1.09	1.08	1.09	1.05
Net investment income to average net assets (%)	0.35	0.17	0.96	1.97	1.07
Portfolio turnover (%).	325	404	342	417	466
Net assets at end of period (in thousands) ($)	440,679	434,031	593,391	549,253	489,887

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.

See accompanying notes to financial statements.

8

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2012

1.      Organization — CGM Mutual Fund (the “Fund”) is a diversified series of CGM Trust (the “Trust”) which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on November 5, 1929. The Fund’s objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund’s portfolio securities, but it is not a controlling factor.

2.      Significant accounting policies — Management has evaluated the events and transactions from December 31, 2012 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

9

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM’’). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012:

	Valuation Inputs
		Level 2 - Other	Level 3 -
		Significant	Significant
	Level 1 -	Observable	Unobservable
Classification	Quoted Prices	Inputs	Inputs
Common Stocks*	$ 318,994,310	$ —	$ —

Debt Securities
United States Treasury Notes	—	121,055,053	—
Repurchase Agreement	—	4,895,000	—
Total	$ 318,994,310	$125,950,053	$ —

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in real estate investment trusts (“REITs”) may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

10

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund’s net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. The difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Net Unrealized
Ordinary	Long-term	Appreciation/
Income	Capital Gains	(Depreciation)
$ —	$ —	$27,703,732

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2012 was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Identified Cost	Appreciation	Depreciation	Appreciation
$417,240,631	$39,452,064	$(11,748,332)	$27,703,732

For the year ended December 31, 2012, the capital loss carryovers utilized or expired and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

	Capital Loss	Capital Loss	Remaining
	Carryovers	Carryovers	Capital Loss	Expires
	Utilized	Expired	Carryovers	December 31,
	$47,583,554	$ —	$ 2,685,227	2016
	—	—	24,782,962	2017
Total	$47,583,554	$ —	$27,468,189

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

11

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/ (loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2012 and 2011 were as follows:

	Ordinary	Long-term
Year	Income	Capital Gains	Total
2012	$1,555,339	$ —	$1,555,339
2011	$ 891,487	$ —	$ 891,487

E.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

F.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

G.

Repurchase agreements — The Fund enters into repurchase agreements, secured by U.S. government or agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market.

H.

Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

12

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

3.	Risks and uncertainties

A.

Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy or in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility or be adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments.

4.       Purchases and sales of securities — For the period ended December 31, 2012, purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,324,580,605 and $1,424,224,566, respectively. For long-term government obligations, there were $111,542,422 of purchases and $71,467,734 of sales.

5.	Fees and expenses

A.

Management fees — During the period ended December 31, 2012, the Fund incurred management fees of $4,024,518, paid or payable to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund’s average daily net assets, 0.80% of the next $500 million of the Fund’s average daily net assets and 0.75% of such assets in excess of $1 billion of the Fund’s average daily net assets.

13

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

B.

Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $203,229 for the period ended December 31, 2012, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $161,090 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2012, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

6.       Guarantees and indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.       Recent accounting pronouncement — In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of this FASB accounting standard update is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

14

CGM MUTUAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Mutual Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Mutual Fund (the “Fund”) at December 31, 2012, the results of its operations, the changes in its net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 15, 2013

15

CGM MUTUAL FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2012 are available without charge, upon request by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2012

(unaudited)

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of the differences between tax and financial reporting requirements.

The Fund’s distributions to shareholders included $0 from short-term capital gains.

For taxable non-corporate shareholders, 100% of the 2012 ordinary dividend is considered qualified dividend income that may be eligible for the 15% or 0% capital gains rates, depending on your tax bracket.

For corporate shareholders, 100% of the 2012 ordinary dividend qualifies for the dividends-received deduction.

16

CGM MUTUAL FUND

FUND EXPENSES

(unaudited)

As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2012 to December 31, 2012.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	07/01/12	12/31/12	07/01/12 – 12/31/12
Actual	$1,000.00	$1,086.90	$5.85
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.53	$5.67

*	Expenses are equal to the Fund’s annualized expense ratio of 1.12%, multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

17

CGM MUTUAL FUND

TRUSTEES AND OFFICERS

The Fund is supervised by the board of trustees (the ‘‘Board’’) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are ‘‘interested persons’’ of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s position with CGM, the Fund’s investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he or she earlier dies, resigns or is removed, or if sooner, until the election and qualification of his or her successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not ‘‘interested persons’’ of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling 800-345-4048.

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen

Interested Trustees
G. Kenneth Heebner*	Trustee since 1993	Co-founder and Employee, CGM;	3
age 72		Controlling Owner, Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	Trustee since 1990	Co-founder and Employee, CGM;	3
age 80		Non-voting Owner, Kenbob, Inc.
		(general partner of CGM)

Disinterested Trustees
Peter O. Brown	Trustee since 1993	Counsel (formerly, Partner), Harter,	3
age 72		Secrest & Emery LLP (law firm); formerly
		Executive Vice President and Chief
		Operating Officer, The Glenmede Trust
		Company (from 1990 to 1993); formerly
		Senior Vice President, J.P. Morgan Chase
		Bank (from 1981 to 1990); Trustee, TT
		International U.S.A. Master and Feeder
		Trusts (four mutual funds) from 2000 to 2005

18

CGM MUTUAL FUND

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen

Mark W. Holland	Trustee since 2004	President, Wellesley Financial Advisors,	3
age 63		LLC (since 2003); formerly Vice President
		and Chief Operating Officer, Fixed Income
		Management, Loomis, Sayles & Company, L.P.
		(from 1999 to 2002); formerly Director, Loomis,
		Sayles & Company, L.P. (from 1993 to 2001)

James Van Dyke Quereau, Jr.	Trustee since 1993	Senior Vice President and Chief Investment	3
age 64		Officer (since 2008), Director (since 2006),
		Managing Partner (2006 to 2008), Stratton
		Management company (investment
		management); formerly Director and Vice
		President, Semper Trust Co. (until 2006)

J. Baur Whittlesey	Trustee since 1990	Member, Ledgewood, P.C. (law firm)	3
age 66

Officers
G. Kenneth Heebner*	Vice President since	Co-founder and Employee, CGM;	3
age 72	1990	Controlling owner, Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	President since 1990	Co-founder and Employee, CGM;	3
age 80		Non-voting owner, Kenbob, Inc.
		(general partner of CGM)

David C. Fietze*	Chief Compliance	Employee – Legal counsel, CGM	3
age 43	Officer since 2004
address:
38 Newbury Street 8th floor
Boston, Massachusetts
02116

Kathleen S. Haughton*	Vice President since	Employee – Investor Services Division,	3
age 52	1992 and Anti-	CGM
address:	Money Laundering
38 Newbury Street 8th floor	Compliance Officer
Boston, Massachusetts	since 2002
02116

Jem A. Hudgins*	Treasurer since	Employee – CGM	3
age 49	2004

Leslie A. Lake*	Vice President and	Employee – Office Administrator, CGM	3
age 67	Secretary since 1992

Martha I. Maguire*	Vice President since	Employee – Funds Marketing, CGM	3
age 57	1994

Nicole M. Fembleaux*	Assistant Vice	Employee – Operations, CGM	3
age 33	President since 2011

19

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

www.cgmfunds.com

This report has been prepared for the shareholders of the

Fund and is not authorized for distribution to current or

prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MAR12

Printed in U.S.A.

CGM

Realty Fund

19th Annual Report

December 31, 2012

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Realty Fund increased 0.8% during the fourth quarter of 2012 compared to the Standard and Poor’s 500 Index which declined -0.4% and the FTSE NAREIT Equity REITs Index which returned 2.6% over the same period. For the twelve months ended December 31, 2012, CGM Realty Fund increased 10.6%, the S&P 500 Index grew 16.0% and the FTSE NAREIT Equity REITs Index returned 18.1%.

The Year in Review and Economic Outlook

The year 2012 started auspiciously with good news on the unemployment front: On January 19, the Labor Department reported initial jobless claims for the second week in January fell by 50,000 from the week before, marking the largest weekly drop since 2005 and trimming the overall unemployment rate to 8.3%. The Conference Board’s Consumer Confidence Index swelled from 61.1 in January to 71.6 in February and held on at 70.2 in March (later revised to 69.5). The long-suffering housing market remained a bit sluggish though overall it was a strong quarter for the economy and the equity market as measured by the S&P 500 Index which grew 12.6% over the first three months of the year.

The party was short lived and the equity market reversed course early in the second quarter of 2012. By the end of May, the S&P 500 Index had lost most of its year-to-date gains. To blame were dismal April job numbers as well as re-emerging doubts about the financial health of a number of European countries. April employment grew by only 115,000 (revised to 68,000) and only a paltry 69,000 new jobs were added in May (though that number was later revised upward to 87,000). Consumer confidence began to falter and by June, the Conference Board reported an Index drop to 62. But the news was not all bad: “green shoots” emerged in the economy, most notably new single family home sales as initially reported in May climbed 7.6% (revised to 3.1%) from April and 19.8% from May of 2011. The equity market, however, was slow to notice, being otherwise preoccupied with ongoing financial negotiations within the Euro zone.

The third quarter started out on weak footing, undermined first by reports of three consecutive monthly declines in retail sales (for the first time in four years), and by more European economic uncertainty. Yields on Spanish and Italian bonds climbed while the 10-year U.S. Treasury bond yield plumbed new depths on July 24. Housing again emerged as an economic foil. On July 31, the S&P/Case-Shiller Home Price Index was released highlighting an increase in housing prices in 20 metro areas from April to May. In mid August, we learned the number of new building permits issued in July climbed 6.8% from the month before. Automobile and truck sales also picked up dramatically in August, benefiting – along with housing – from the low interest rate environment.

Housing reports continued to provide the best economic news in the fourth quarter with housing starts for September clocking in at a seasonally adjusted rate of 872,000, up 15% from August and 34.8% from one year earlier. Although that number is good, we believe the potential is even greater given the fact that for roughly 50 years prior to the recent housing slump, the U.S. residential market added on average 1.5 million new units per year. As the year drew to a close, concerns about European finances abated although they were replaced by domestic fears of the “fiscal cliff” and whether Congress and the President could agree to extend current tax brackets and other provisions. Uncertainty reigned until the early hours of 2013 and we surmise the political wrangling as well as financial apprehension weighed heavily on consumer confidence which, according to the Conference Board, declined from 71.5 in November to 65.1 in December.

1

CGM REALTY FUND

Though the market rallied well off the lows of the summer months with expected earnings on the S&P 500 Index in 2013 of $105, the earnings yield is 7.4% compared to a 1.7% yield on the 10-year U.S. Treasury bond. We believe this spread represents good value for the U.S. equity market looking ahead to 2013.

Portfolio Strategy

CGM Realty Fund underperformed the REIT fund universe in 2012. The economically sensitive apartment and hotel sectors comprised between 45% and 55% of the portfolio throughout the year in anticipation of strong economic growth which did not materialize. These property types were two of the three worst performing REIT groups in 2012. The Fund did not participate in the better performing industrial and health care REIT sectors during 2012.

Although we continue to anticipate strong economic growth in 2013, we have reduced our positions in apartments and hotels to a combined 35.9% at year end. We have established positions in housing related companies which we expect will benefit from the anticipated strength in the homebuilding industry.

CGM Realty Fund was approximately 88.5% invested in REITs on December 31, 2012, including 22.3% in retail REITs, 20.3% in self-storage REITs, 18.6% in residential REITs, 17.3% in lodging and resorts REITs, 5.1% in timber REITs and 4.9% in infrastructure REITs. The Fund’s largest holdings were the REITs Simon Property Group, Inc. (retail), Essex Property Trust, Inc. (residential) and Host Hotels & Resorts, Inc.

Robert L. Kemp
President

G. Kenneth Heebner
Portfolio Manager

January 2, 2013

2

Comparisons of the change in value of a $10,000 investment in CGM Realty Fund, the S&P 500 Index, and the FTSE NAREIT Equity REITs Index

(assuming reinvestment of dividends and capital gains)

$70,000
60,000
50,000
40,000
30,000
20,000
10,000
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012
$58,520
$30,046
$19,852

Average Annual Total Returns through 12/31/12

	1 Year	5 Year	10 Year
CGM Realty Fund	10.6%	0.7%	19.3%
S&P 500 Index	16.0%	1.7%	7.1%
FTSE NAREIT Equity REITs Index	18.1%	5.5%	11.6%

Past performance is no indication of future results and current performance may be higher or lower than the figures shown. Unlike a fund, an index is not managed and does not reflect fees and expenses.

CGM REALTY FUND

Portfolio Manager

G. Kenneth Heebner has managed CGM Realty Fund since its inception on May 13, 1994. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing CGM, Mr. Heebner managed mutual funds at Loomis, Sayles & Company. In addition to CGM Realty Fund, he currently manages CGM Mutual Fund and CGM Focus Fund as well as other funds.

INVESTMENT PERFORMANCE

(unaudited)

Cumulative Total Return for Periods Ended

December 31, 2012

	CGM Realty Fund
10 Years	+	485.3%
5 Years	+	3.4
1 Year	+	10.6
3 Months	+	0.8

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.

The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

3

CGM REALTY FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2012

COMMON STOCKS
Real Estate Investment Trusts	Percent of Net Assets
Retail	22.3%
Self Storage	20.3
Residential	18.6
Lodging and Resorts	17.3
Timber	5.1
Infrastructure	4.9
Other Common Stocks
Home Products	10.8

SCHEDULE OF INVESTMENTS as of December 31, 2012

COMMON STOCKS – 99.3% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS – 88.5%	Shares	Value(a)

Infrastructure – 4.9%
American Tower Corporation	900,000	$ 69,543,000

Lodging and Resorts – 17.3%
Chesapeake Lodging Trust	880,400	18,382,752
Host Hotels & Resorts, Inc.	6,270,490	98,258,578
RLJ Lodging Trust	3,814,000	73,877,180
Sunstone Hotel Investors, Inc. (b)	5,140,000	55,049,400
		245,567,910

Residential – 18.6%
AvalonBay Communities, Inc.	235,000	31,863,650
Camden Property Trust	1,290,000	87,990,900
Equity Residential	775,000	43,919,250
Essex Property Trust, Inc.	675,000	98,988,750
		262,762,550

Retail – 22.3%
Federal Realty Investment Trust	425,000	44,208,500
Simon Property Group, Inc.	930,673	147,130,095
Tanger Factory Outlet Centers, Inc.	1,355,000	46,341,000
Taubman Centers, Inc.	1,000,000	78,720,000
		316,399,595

See accompanying notes to financial statements.

4

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of December 31, 2012 (continued)

COMMON STOCKS (continued)

	Shares	Value(a)

Self Storage – 20.3%
CubeSmart.	4,490,000	$ 65,419,300
Extra Space Storage Inc.	2,163,000	78,711,570
Public Storage	470,000	68,131,200
Sovran Self Storage, Inc.	1,215,800	75,501,180
		287,763,250

Timber – 5.1%
Weyerhaeuser Company	2,600,000	72,332,000
TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $1,063,422,004)		1,254,368,305

OTHER COMMON STOCKS – 10.8%

Home Products – 10.8%
The Sherwin-Williams Company	450,000	69,219,000
Whirlpool Corporation	830,000	84,452,500

TOTAL OTHER COMMON STOCKS (Identified cost $148,551,110)		153,671,500

TOTAL COMMON STOCKS (Identified cost $1,211,973,114)		1,408,039,805

SHORT-TERM INVESTMENT — 0.6% OF TOTAL NET ASSETS

	Face Amount

Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2012 at 0.01% to be repurchased at $8,535,000 on 01/02/2013 collateralized by $8,345,000 US Treasury Note, 1.750% due 07/31/2015
valued at $8,709,526 including interest. (Cost $8,535,000)	$ 8,535,000	8,535,000

TOTAL INVESTMENTS—99.9% (Identified cost $1,220,508,114)		1,416,574,805
Cash and receivables		6,969,291
Liabilities		(5,936,423)
TOTAL NET ASSETS—100.0%		$1,417,607,673

(a)	See Note 2A.
(b)	Non-income producing security.

See accompanying notes to financial statements.

5

CGM REALTY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

Assets
Investments at value: (Identified cost $1,220,508,114)		$1,416,574,805
Cash		972
Receivable for:
Securities sold	$1,568,246
Shares of the Fund sold	847,614
Dividends and interest	4,552,459	6,968,319
Total assets		1,423,544,096

Liabilities
Payable for:
Securities purchased	231,228
Shares of the Fund redeemed	3,626,987
Distributions declared	847,441	4,705,656
Accrued expenses:
Management fees	942,297
Trustees’ fees	30,890
Accounting, administration and compliance expenses	41,612
Transfer agent fees	113,375
Other expenses	102,593	1,230,767
Total liabilities		5,936,423
Net Assets		$1,417,607,673
Net assets consist of:
Capital paid-in		$1,314,194,951
Undistributed net investment income		1,773,203
Accumulated net realized losses on investments		(94,427,172)
Net unrealized appreciation on investments		196,066,691
Net Assets		$1,417,607,673
Shares of beneficial interest outstanding, no par value		48,265,371
Net asset value per share*		$29.37

*   Shares of the Fund are sold and redeemed at net asset value ($1,417,607,673/48,265,371).

STATEMENT OF OPERATIONS

Twelve Months Ended December 31, 2012

Investment Income
Income:
Dividends	$ 29,833,181
Interest	1,496
29,834,677
Expenses:
Management fees	12,221,311
Trustees’ fees	124,511
Accounting, administration and compliance expenses	499,337
Custodian fees and expenses	189,830
Transfer agent fees	578,143
Audit and tax services	44,585
Legal	135,454
Printing	106,859
Registration fees	47,874
Line of credit commitment fee	21,808
Miscellaneous expenses	8,596
13,978,308
Net investment income	15,856,369

Realized and Unrealized Gain (Loss) on Investments

Net realized gains on investments	178,266,618
Net change in unrealized depreciation on investments	(38,011,891)

Net realized and unrealized gains on investments	140,254,727

Change in Net Assets from Operations	$ 156,111,096

See accompanying notes to financial statements.

6

CGM REALTY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
From Operations
Net investment income	$ 15,856,369	$ 14,940,573
Net realized gains on investments	178,266,618	57,927,596
Net change in unrealized depreciation on investments	(38,011,891)	(62,655,127)
Change in net assets from operations	156,111,096	10,213,042

From Distributions to Shareholders
Net investment income	(14,083,166)	(15,584,335)

From Capital Share Transactions
Proceeds from sale of shares	131,406,914	225,257,334
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	11,054,587	12,233,086
	142,461,501	237,490,420
Cost of shares redeemed	(383,562,783)	(354,941,823)
Change in net assets derived from capital share transactions	(241,101,282)	(117,451,403)
Total change in net assets	(99,073,352)	(122,822,696)

Net Assets
Beginning of period	1,516,681,025	1,639,503,721
End of period (including undistributed net investment income of
$1,773,203 and $0 at December 31, 2012 and December 31, 2011,
respectively)	$1,417,607,673	$1,516,681,025

Number of Shares of the Fund:
Issued from sale of shares	4,525,311	8,153,631
Issued in connection with reinvestment of:
Dividends from net investment income	376,838	437,166
	4,902,149	8,590,797
Redeemed	(13,209,084)	(13,214,290)
Net change	(8,306,935)	(4,623,493)

See accompanying notes to financial statements.

7

CGM REALTY FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2012	2011		2010	2009	2008
For a share of the Fund outstanding
throughout each period:
Net asset value at beginning of period	$ 26.81	$ 26.79		$ 20.88	$ 16.22	$ 31.45
Net investment income (a)	0.30	0.25		0.22	0.61	0.72
Net realized and unrealized gains(losses) on
investments	2.53	0.04	(b)	5.93	4.79	(15.34)
Total from investment operations	2.83	0.29		6.15	5.40	(14.62)

Dividends from net investment income	(0.27)	(0.27)		(0.24)	(0.62)	(0.61)
Distribution from tax return of capital	—	—		—	(0.12)	—
Total distributions	(0.27)	(0.27)		(0.24)	(0.74)	(0.61)

Net increase (decrease) in net asset value	2.56	0.02		5.91	4.66	(15.23)
Net asset value at end of period	$ 29.37	$ 26.81		$ 26.79	$ 20.88	$ 16.22

Total return (%)	10.6	1.0		29.5	34.4	(46.9)

Ratios:
Operating expenses to average net assets (%)	0.89	0.88		0.89	0.93	0.86
Net investment income to average net assets (%)	1.01	0.91		0.93	3.73	2.62
Portfolio turnover (%)	101	69		133	170	218
Net assets at end of period (in thousands) ($)	1,417,608	1,516,681		1,639,504	1,266,193	1,042,063

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of investments in the Fund.

See accompanying notes to financial statements.

8

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2012

1.      Organization — CGM Realty Fund (the “Fund”) is a diversified series of CGM Trust (the “Trust”) which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund’s investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”).

2.      Significant accounting policies — Management has evaluated the events and transactions from December 31, 2012 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

9

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the

Fund’s investments as of December 31, 2012:

Valuation Inputs
		Level 2 - Other	Level 3 -
		Significant	Significant
	Level 1 -	Observable	Unobservable
Classification	Quoted Prices	Inputs	Inputs
Common Stocks*	$ 1,408,039,805	$ —	$ —

Debt Securities
Repurchase Agreement	—	8,535,000	—
Total	$ 1,408,039,805	$8,535,000	$ —

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

10

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund’s net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. The difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Net Unrealized
Ordinary	Long-term	Appreciation/
Income	Capital Gains	(Depreciation)
$ 1,773,203	$ —	$ 194,016,930

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2012 was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Identified Cost	Appreciation	Depreciation	Appreciation
$1,222,557,875	$194,825,957	$(809,027)	$194,016,930

For the year ended December 31, 2012, the capital loss carryovers utilized or expired and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

	Capital Loss	Capital Loss	Remaining
	Carryovers	Carryovers	Capital Loss	Expires
	Utilized	Expired	Carryovers	December 31,
	$ 40,634,274	$ —	$ —	2016
	137,163,818	—	92,377,410	2017
Total	$177,798,092	$ —	$92,377,410

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

11

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/ (loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2012 and 2011 were as follows:

	Ordinary	Long-term	Tax Return
Year	Income	Capital Gains	of Capital	Total
2012	$14,083,166	—	—	$14,083,166
2011	$15,584,335	—	—	$15,584,335

E.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

F.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

G.

Repurchase agreements — The Fund enters into repurchase agreements, secured by U.S. government or agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market.

12

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

H.

Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.	Risks and uncertainties

A.

Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, the Fund invests primarily in companies in the real estate industry, including REITs. Funds with a concentration are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in the investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments.

4.       Purchases and sales of securities — For the period ended December 31, 2012 purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,574,177,942 and $1,807,964,949, respectively.

5.	Fees and expenses

A.

Management fees — During the period ended December 31, 2012, the Fund incurred management fees of $12,221,311, paid or payable to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund’s average daily net assets and 0.75% on amounts in excess of $500 million of the Fund’s average daily net assets.

13

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

B.

Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $499,337 for the period ended December 31, 2012 are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance and other services to the Fund, including $352,154 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2012, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

6.       Line of credit — The Fund had a $20,000,000 committed unsecured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 1.25% over the higher of the Federal Funds Rate and the Overnight LIBOR Rate. The Fund incurred a commitment fee of 0.11% per annum through June 13, 2012 and then incurs a commitment fee of 0.105% per annum on the unused portion of the line of credit, payable quarterly through June 12, 2013. There were no borrowings under the line of credit during the period ended December 31, 2012.

7.       Guarantees and indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

8.       Recent accounting pronouncement — In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of this FASB accounting standard update is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

14

CGM REALTY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Realty Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Realty Fund (the “Fund”) at December 31, 2012, the results of its operations, the changes in its net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 15, 2013

15

CGM REALTY FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2012 are available without charge, upon request by calling 800-345-4048.The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2012

(unaudited)

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of the differences between tax and financial reporting requirements.

The Fund’s distributions to shareholders included $0 from short-term capital gains.

For taxable non-corporate shareholders, 9.2% of the 2012 ordinary dividend is considered qualified dividend income that may be eligible for the 15% or 0% capital gains rates, depending on your tax bracket.

For corporate shareholders, 9.6% of the 2012 ordinary dividend qualifies for the dividends-received deduction.

16

CGM REALTY FUND

FUND EXPENSES

(unaudited)

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2012 to December 31, 2012.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses.

You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	07/01/12	12/31/12	07/01/12 – 12/31/12
Actual	$1,000.00	$ 989.76	$4.49
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.62	$4.56

*	Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

17

CGM REALTY FUND

TRUSTEES AND OFFICERS

The Fund is supervised by the board of trustees (the ‘‘Board’’) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are ‘‘interested persons’’ of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s position with CGM, the Fund’s investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he or she earlier dies, resigns or is removed, or if sooner, until the election and qualification of his or her successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not ‘‘interested persons’’ of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling 800-345-4048.

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen

Interested Trustees
G. Kenneth Heebner*	Trustee since 1993	Co-founder and Employee, CGM;	3
age 72		Controlling Owner, Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	Trustee since 1990	Co-founder and Employee, CGM;	3
age 80		Non-voting Owner, Kenbob, Inc.
		(general partner of CGM)

Disinterested Trustees
Peter O. Brown	Trustee since 1993	Counsel (formerly, Partner), Harter,	3
age 72		Secrest & Emery LLP (law firm); formerly
		Executive Vice President and Chief
		Operating Officer, The Glenmede Trust
		Company (from 1990 to 1993); formerly
		Senior Vice President, J.P. Morgan Chase
		Bank (from 1981 to 1990); Trustee, TT
		International U.S.A. Master and Feeder
		Trusts (four mutual funds) from 2000 to 2005

18

CGM REALTY FUND

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen

Mark W. Holland	Trustee since 2004	President, Wellesley Financial Advisors,	3
age 63		LLC (since 2003); formerly Vice President
		and Chief Operating Officer, Fixed Income
		Management, Loomis, Sayles & Company, L.P.
		(from 1999 to 2002); formerly Director, Loomis,
		Sayles & Company, L.P. (from 1993 to 2001)

James Van Dyke Quereau, Jr.	Trustee since 1993	Senior Vice President and Chief Investment	3
age 64		Officer (since 2008), Director (since 2006),
		Managing Partner (2006 to 2008), Stratton
		Management company (investment
		management); formerly Director and Vice
		President, Semper Trust Co. (until 2006)

J. Baur Whittlesey	Trustee since 1990	Member, Ledgewood, P.C. (law firm)	3
age 66

Officers
G. Kenneth Heebner*	Vice President since	Co-founder and Employee, CGM;	3
age 72	1990	Controlling owner, Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	President since 1990	Co-founder and Employee, CGM;	3
age 80		Non-voting owner, Kenbob, Inc.
		(general partner of CGM)

David C. Fietze*	Chief Compliance	Employee – Legal counsel, CGM	3
age 43	Officer since 2004
address:
38 Newbury Street 8th floor
Boston, Massachusetts
02116

Kathleen S. Haughton*	Vice President since	Employee – Investor Services Division,	3
age 52	1992 and Anti-	CGM
address:	Money Laundering
38 Newbury Street 8th floor	Compliance Officer
Boston, Massachusetts	since 2002
02116

Jem A. Hudgins*	Treasurer since	Employee – CGM	3
age 49	2004

Leslie A. Lake*	Vice President and	Employee – Office Administrator, CGM	3
age 67	Secretary since 1992

Martha I. Maguire*	Vice President since	Employee – Funds Marketing, CGM	3
age 57	1994

Nicole M. Fembleaux*	Assistant Vice	Employee – Operations, CGM	3
age 33	President since 2011

19

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

www.cgmfunds.com

This report has been prepared for the shareholders of the

Fund and is not authorized for distribution to current or

prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RAR12

Printed in U.S.A.

CGM

Focus Fund

16th Annual Report

December 31, 2012

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Focus Fund increased 7.6% during the fourth quarter of 2012 compared to the Standard and Poor’s 500 Index which declined -0.4% over the same period. For the twelve months ended December 31, 2012, CGM Focus Fund grew 14.2% while the S&P 500 Index returned 16.0%.

The Year in Review and Economic Outlook

The year 2012 started auspiciously with good news on the unemployment front: On January 19, the Labor Department reported initial jobless claims for the second week in January fell by 50,000 from the week before, marking the largest weekly drop since 2005 and trimming the overall unemployment rate to 8.3%. The Conference Board’s Consumer Confidence Index swelled from 61.1 in January to 71.6 in February and held on at 70.2 in March (later revised to 69.5). The long-suffering housing market remained a bit sluggish though overall it was a strong quarter for the economy and the equity market as measured by the S&P 500 Index which grew 12.6% over the first three months of the year.

The party was short lived and the equity market reversed course early in the second quarter of 2012. By the end of May, the S&P 500 Index had lost most of its year-to-date gains. To blame were dismal April job numbers as well as re-emerging doubts about the financial health of a number of European countries. April employment grew by only 115,000 (revised to 68,000) and only a paltry 69,000 new jobs were added in May (though that number was later revised upward to 87,000). Consumer confidence began to falter and by June, the Conference Board reported an Index drop to 62. But the news was not all bad: “green shoots” emerged in the economy, most notably new single family home sales as initially reported in May climbed 7.6% (revised to 3.1%) from April and 19.8% from May of 2011. The equity market, however, was slow to notice, being otherwise preoccupied with ongoing financial negotiations within the Euro zone.

The third quarter started out on weak footing, undermined first by reports of three consecutive monthly declines in retail sales (for the first time in four years), and by more European economic uncertainty. Yields on Spanish and Italian bonds climbed while the 10-year U.S. Treasury bond yield plumbed new depths on July 24. Housing again emerged as an economic foil. On July 31, the S&P/Case-Shiller Home Price Index was released highlighting an increase in housing prices in 20 metro areas from April to May. In mid August, we learned the number of new building permits issued in July climbed 6.8% from the month before. Automobile and truck sales also picked up dramatically in August, benefiting – along with housing – from the low interest rate environment.

Housing reports continued to provide the best economic news in the fourth quarter with housing starts for September clocking in at a seasonally adjusted rate of 872,000, up 15% from August and 34.8% from one year earlier. Although that number is good, we believe the potential is even greater given the fact that for roughly 50 years prior to the recent housing slump, the U.S. residential market added on average 1.5 million new units per year. As the year drew to a close, concerns about European finances abated although they were replaced by domestic fears of the “fiscal cliff” and whether Congress and the President could agree to extend current tax brackets and other provisions. Uncertainty reigned until the early hours of 2013 and we surmise the political wrangling as well as financial apprehension weighed heavily on consumer confidence which, according to the Conference Board, declined from 71.5 in November to 65.1 in December.

Though the market rallied well off the lows of the summer months with expected earnings on the S&P 500 Index in 2013 of $105, the earnings yield is 7.4% compared to a 1.7% yield on the 10-year U.S. Treasury bond. We believe this spread represents good value for the U.S. equity market looking ahead to 2013.

CGM FOCUS FUND

Portfolio Strategy

CGM Focus Fund modestly underperformed the S&P 500 Index for the year ended December 31, 2012. The Fund was positioned to benefit from greater economic growth than actually occurred in 2012.

The Fund’s two largest industry concentrations, money center banks and homebuilders, were positive contributors to returns. A number of smaller, economically sensitive special situations declined in value, however. The Fund’s performance in the fourth quarter was adversely affected by its investment in Herbalife Ltd., a company that sells nutrition, weight management, and personal care products. While Herbalife’s operations performed well in 2012, the price of its shares declined following criticism of its operations by some market participants. We believe this criticism was unwarranted, and the Fund continued to hold the stock at year-end.

We established a significant short position in U.S. Treasury bonds in anticipation of what we believe will be a stronger U.S. economy going forward.

On December 31, 2012, CGM Focus Fund held important industry positions in money center banks, housing and building materials and airlines. The Fund’s three largest long holdings were Citigroup Inc., Morgan Stanley and the Lennar Corporation (housing and building materials). At the end of 2012, approximately 20.7% of the CGM Focus Fund portfolio was invested in U.S. Treasury bonds sold short.

Robert L. Kemp
President

G. Kenneth Heebner
Portfolio Manager

January 2, 2013

Comparison of the change in value of a $10,000 investment in CGM Focus Fund and the S&P 500 Index
(assuming reinvestment of dividends and capital gains)

$60,000
50,000
40,000
30,000
20,000
10,000
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012
$27,314
$19,852

Average Annual Total Returns through 12/31/12

	1 Year	5 Year	10 Year
CGM Focus Fund	14.2%	-10.8%	10.6%
S&P 500 Index	16.0%	1.7%	7.1%

Past performance is no indication of future results and current performance may be higher or lower than the figures shown. Unlike a fund, an index is not managed and does not reflect fees and expenses.

CGM FOCUS FUND

Portfolio Manager

G. Kenneth Heebner has managed CGM Focus Fund since its inception on September 3, 1997. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing CGM, Mr. Heebner managed mutual funds at Loomis, Sayles & Company. In addition to CGM Focus Fund, he currently manages CGM Mutual Fund and CGM Realty Fund as well as other funds.

INVESTMENT PERFORMANCE

(unaudited)

Cumulative Total Return for Periods Ended

December 31, 2012

CGM Focus Fund
10 Years	+ 173.1%
5 Years	– 43.7
1 Year	+ 14.2
3 Months	+ 7.6

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.

The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

CGM FOCUS FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2012

COMMON STOCKS

Industry	Percent of Net Assets
Banks – Money Center	28.5%
Housing and Building Materials	23.8
Airlines	10.0
Vehicle Assembly	7.6
Health Care Services	6.0
Home Products	6.0
Packaging	5.2
Retail	5.2
Home Building Products	3.3
Peripherals	1.5
Chemicals	1.1
Drugs	1.1
Oil Refining	0.9
BONDS
United States Treasury Bonds Sold Short	(20.7)

SCHEDULE OF INVESTMENTS as of December 31, 2012

COMMON STOCKS – 100.2% OF TOTAL NET ASSETS

	Shares	Value(a)

Airlines – 10.0%
Delta Air Lines, Inc. (b)	6,450,000	$ 76,561,500
United Continental Holdings, Inc. (b)	2,880,000	67,334,400
		143,895,900

Banks – Money Center – 28.5%
Bank of America Corporation	9,450,000	109,620,000
Citigroup Inc. (c)	4,270,000	168,921,200
Morgan Stanley (c)	6,950,000	132,884,000
		411,425,200

Chemicals – 1.1%
Eastman Chemical Company	230,000	15,651,500

Drugs – 1.1%
Watson Pharmaceuticals, Inc. (b)	185,000	15,910,000

Health Care Services – 6.0%
Herbalife Ltd. (c)	2,630,000	86,632,200

Home Building Products – 3.3%
Mohawk Industries, Inc. (b)	520,000	47,044,400

Home Products – 6.0%
Whirlpool Corporation	850,000	86,487,500

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of December 31, 2012 (continued)

COMMON STOCKS (continued)

	Shares	Value(a)
Housing and Building Materials – 23.8%
D.R. Horton, Inc. (c)	5,340,000	$ 105,625,200
Lennar Corporation (c)	3,400,000	131,478,000
PulteGroup, Inc. (b)(c)	5,830,000	105,872,800
		342,976,000

Oil Refining – 0.9%
Tesoro Corporation	300,000	13,215,000

Packaging – 5.2%
Rock-Tenn Company	1,067,500	74,628,925

Peripherals – 1.5%
Western Digital Corporation	515,000	21,882,350

Retail – 5.2%
Foot Locker, Inc.	2,060,000	66,167,200
PetSmart, Inc.	125,000	8,542,500
		74,709,700

Vehicle Assembly – 7.6%
Ford Motor Company	6,700,000	86,765,000
Tata Motors Limited ADR (d)	810,000	23,263,200
		110,028,200

TOTAL COMMON STOCKS (Identified cost $1,323,514,998)		1,444,486,875

SHORT-TERM INVESTMENT – 0.1% OF TOTAL NET ASSETS

	Face Amount
Tri-party Repurchase Agreement with Fixed Income Clearing
Corporation, dated 12/31/2012 at 0.01% to be repurchased at $1,440,000 on 01/02/2013 collateralized by $1,410,000 US Treasury Note, 1.750% due
07/31/2015 valued at $1,471,592 including interest. (Cost $1,440,000)	$ 1,440,000	1,440,000

TOTAL INVESTMENTS—100.3% (Identified cost $1,324,954,998)		1,445,926,875
Cash and receivables		341,011,293
Liabilities		(345,341,897)
TOTAL NET ASSETS—100.0%		$1,441,596,271

SECURITIES SOLD SHORT – 20.7% OF TOTAL NET ASSETS

      (Proceeds $288,891,419)

	Face Amount
United States Treasury Bonds, 2.750%, 08/15/2042	$200,000,000	$ 193,187,600
United States Treasury Bonds, 3.125%, 02/15/2042	100,000,000	104,593,800
		$ 297,781,400

(a)	See Note 2A.
(b)	Non-income producing security.
(c)	A portion of this security has been segregated as collateral in connection with short sale investments. (See Note 2E)
(d)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

Assets
Investments at value (Identified cost $1,324,954,998)		$ 1,445,926,875
Cash		2,276
Deposits with brokers for short sales		287,043,419
Receivable for:
Securities sold	$53,534,754
Shares of the Fund sold	430,844	53,965,598
Total assets		1,786,938,168
Liabilities
Securities sold short at value (Proceeds $288,891,419)		297,781,400
Payable for:
Securities purchased	37,711,612
Shares of the Fund redeemed	5,055,247
Interest payable	3,260,517	46,027,376
Accrued expenses:
Management fees	1,153,196
Trustees’ fees	33,595
Accounting, administration and compliance expenses	46,382
Transfer agent fees	169,779
Other expenses	130,169	1,533,121
Total liabilities		345,341,897
Net Assets		$ 1,441,596,271
Net assets consist of:
Capital paid-in		$ 4,345,865,392
Accumulated net realized losses on investments		(3,016,351,017)
Net unrealized appreciation(depreciation) on investments:
Long positions		120,971,877
Short positions		(8,889,981)
Net Assets		$ 1,441,596,271
Shares of beneficial interest outstanding, no par value		49,201,988
Net asset value per share*		$29.30

*   Shares of the Fund are sold and redeemed at net asset value ($1,441,596,271 ÷ 49,201,988).

STATEMENT OF OPERATIONS

Twelve Months Ended December 31, 2012

Investment Income

Income:
Dividends (net of withholding tax of $37,527)	$ 15,742,180
Interest	2,687
15,744,867
Expenses:
Management fees	15,385,584
Trustees’ fees	135,328
Accounting, administration and compliance expenses	556,579
Custodian fees and expenses	197,298
Transfer agent fees	1,073,663
Audit and tax services	44,586
Legal	147,512
Printing	179,065
Registration fees	36,355
Line of credit commitment fee	44,717
Interest expense on short sales	3,936,017
Miscellaneous expenses	9,501
21,746,205
Net investment loss	(6,001,338)

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments:
Long transactions	69,201,107
Short transactions	22,827,500
92,028,607
Net change in unrealized appreciation (depreciation) on investments:
Long transactions	140,179,298
Short transactions	(8,889,981)
131,289,317
Net realized and unrealized gains on investments	223,317,924
Change in Net Assets from Operations	$ 217,316,586

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
From Operations
Net investment loss	$ (6,001,338)	$ (3,680,722)
Net realized gains on investments	92,028,607	85,735,626
Net change in unrealized appreciation (depreciation) on investments	131,289,317	(823,390,681)
Change in net assets from operations	217,316,586	(741,335,777)

From Capital Share Transactions
Proceeds from sale of shares	72,771,230	145,098,322
Cost of shares redeemed	(566,991,427)	(947,717,681)
Change in net assets derived from capital share transactions	(494,220,197)	(802,619,359)
Total change in net assets	(276,903,611)	(1,543,955,136)

Net Assets
Beginning of period	1,718,499,882	3,262,455,018
End of period	$1,441,596,271	$1,718,499,882

Number of Shares of the Fund:
Issued from sale of shares	2,642,366	4,485,932
Redeemed	(20,430,407)	(31,256,825)
Net change	(17,788,041)	(26,770,893)

See accompanying notes to financial statements.

CGM FOCUS FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2012	2011	2010	2009	2008

For a share of the Fund outstanding
throughout each period:
Net asset value at beginning of period	$ 25.65	$ 34.80	$ 29.75	$ 26.96	$ 52.49
Net investment income (loss) (a)(b)	(0.10)	(0.05)	(0.11)	(0.03)	0.20
Net realized and unrealized gains (losses) on
investments and foreign currency transactions	3.75	(9.10)	5.16	2.85	(25.51)
Total from investment operations	3.65	(9.15)	5.05	2.82	(25.31)

Dividends from net investment income	—	—	—	(0.03)	(0.22)

Net increase (decrease) in net asset value	3.65	(9.15)	5.05	2.79	(25.53)
Net asset value at end of period	$ 29.30	$ 25.65	$ 34.80	$ 29.75	$ 26.96

Total return (%)	14.2	(26.3)	17.0	10.5	(48.2)

Ratios:
Operating expenses to average net assets (%)	1.10	1.05	1.03	1.02	0.97
Dividends and interest on short positions to
average net assets (%)	0.24	—	—	0.21	0.39
Total expenses to average net assets (%)	1.34	1.05	1.03	1.23	1.36

Net investment income (loss) to average net
assets (%)	(0.37)	(0.15)	(0.36)	(0.10)	0.44
Portfolio turnover (%)	360	496	363	464	504	(c)
Net assets at end of period (in thousands) ($)	1,441,596	1,718,500	3,262,455	3,640,297	4,178,899

(a) Net investment income (loss) per share excluding all related short sale income and expenses ($)	(0.04)	(0.05)	(0.11)	0.03	0.32
(b)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)	Portfolio turnover excludes the impact of assets resulting from a merger with the CGM Capital Development Fund.

See accompanying notes to financial statements.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2012

1.        Organization — CGM Focus Fund (the “Fund”) is a non-diversified series of CGM Trust (the “Trust”) which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund’s investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than diversified mutual funds. In addition, should the investment outlook of the Fund’s investment manager so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific securities of one or more companies, or declines in market indexes or government securities.

2.       Significant accounting policies — Management has evaluated the events and transactions from December 31, 2012 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid and if held short are valued at the current closing ask, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012:

	Valuation Inputs
		Level 2 - Other	Level 3 -
		Significant	Significant
	Level 1 -	Observable	Unobservable
Classification	Quoted Prices	Inputs	Inputs
Common Stocks*	$1,444,486,875	$ —	$ —
Debt Securities
Repurchase Agreement	—	1,440,000	—
Total	$1,444,486,875	$ 1,440,000	$ —

Shorts:
Debt Securities
United States Treasury	$ —	$297,781,400	$ —
Total	$ —	$297,781,400	$ —

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund’s net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. The difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Net Unrealized
Ordinary	Long-term	Appreciation/
Income	Capital Gains	(Depreciation)
$ —	$ —	$116,236,871

The identified cost of investments in securities held long, owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2012 was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Identified Cost	Appreciation	Depreciation	Appreciation
$1,329,690,004	$181,583,616	$(65,346,745)	$116,236,871

For the year ended December 31, 2012, the capital loss carryovers utilized or expired and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

	Capital Loss	Capital Loss	Remaining
	Carryovers	Carryovers	Capital Loss	Expires
	Utilized	Expired	Carryovers	December 31,
	$55,137,711	$ —	$1,439,456,236	2016
	—	—	1,572,159,776	2017
Total	$55,137,711	$ —	$3,011,616,012

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to net operating losses. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The tax characterization of distributions is determined on an annual basis.

E.

Short sales — The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The Fund is liable for any dividends or interest paid on securities sold short. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The market value of securities held in a segregated account at December 31, 2012 was $225,745,000 and the value of cash held in a segregated account, a portion of which may have been restricted at December 31, 2012, was $287,043,419.

F.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

G.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

H.

Repurchase agreements — The Fund enters into repurchase agreements, secured by U.S. government or agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

I.

Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.	Risks and uncertainties

A.

Non-diversification risk —The Fund is non-diversified, meaning it may invest a significant portion of its investments within a single industry, sector of the economy or fewer individual holdings than a diversified fund. Therefore, the Fund may be subject to greater price volatility or be adversely affected by the performance of particular industries, sectors, or individual holdings compared to the performance of a diversified fund.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments.

4.       Purchases and sales of securities — For the period ended December 31, 2012, purchases and sales of securities other than United States government obligations and short-term investments aggregated

$5,836,496,701 and $6,311,550,031, respectively. Short sales and buys to cover for U.S. treasury bonds for the year ended December 31, 2012 were $308,177,344 and $20,773,437, respectively.

5.	Fees and expenses

A.

Management fees — During the period ended December 31, 2012, the Fund incurred management fees of $15,385,584, paid or payable to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets, 0.95% of the next $500 million of the Fund’s average daily net assets and 0.90% on amounts in excess of $1 billion of the Fund’s average daily net assets.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

B.

Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $556,579, for the period ended December 31, 2012, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $389,089 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2012, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

6.       Line of credit — The Fund has a $40,000,000 committed, secured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 1.25% over the higher of the Federal Funds Rate and the Overnight LIBOR Rate. The Fund incurred a commitment fee of 0.11% per annum on the unused portion of the line of credit, payable quarterly, through October 11, 2013. There were no borrowings under the line of credit during the period ended December 31, 2012.

7.       Guarantees and indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

8.       Recent accounting pronouncement — In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of this FASB accounting standard update is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

CGM FOCUS FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Focus Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Focus Fund (the “Fund”) at December 31, 2012, the results of its operations, the changes in its net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 15, 2013

CGM FOCUS FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2012 are available without charge, upon request by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2012

(unaudited)

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of the differences between tax and financial reporting requirements.

The Fund did not make any distributions in 2012.

CGM FOCUS FUND

FUND EXPENSES

(unaudited)

As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2012 to December 31, 2012.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	07/01/12	12/31/12	07/01/12 – 12/31/12
Actual	$1,000.00	$1,122.18	$8.07
Hypothetical
(5% return before expenses)	$1,000.00	$1,017.53	$7.68

*

Expenses are equal to the Fund’s annualized expense ratio of 1.51%, which includes expenses related to short sales activity, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

CGM FOCUS FUND

TRUSTEES AND OFFICERS

The Fund is supervised by the board of trustees (the ‘‘Board’’) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are ‘‘interested persons’’ of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s position with CGM, the Fund’s investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he or she earlier dies, resigns or is removed, or if sooner, until the election and qualification of his or her successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not ‘‘interested persons’’ of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling 800-345-4048.

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen

Interested Trustees
G. Kenneth Heebner*	Trustee since 1993	Co-founder and Employee, CGM;	3
age 72		Controlling Owner, Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	Trustee since 1990	Co-founder and Employee, CGM;	3
age 80		Non-voting Owner, Kenbob, Inc.
		(general partner of CGM)

Disinterested Trustees
Peter O. Brown	Trustee since 1993	Counsel (formerly, Partner), Harter,	3
age 72		Secrest & Emery LLP (law firm); formerly
		Executive Vice President and Chief
		Operating Officer, The Glenmede Trust
		Company (from 1990 to 1993); formerly
		Senior Vice President, J.P. Morgan Chase
		Bank (from 1981 to 1990); Trustee, TT
		International U.S.A. Master and Feeder
		Trusts (four mutual funds) from 2000 to 2005

CGM FOCUS FUND

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen

Mark W. Holland	Trustee since 2004	President, Wellesley Financial Advisors,	3
age 63		LLC (since 2003); formerly Vice President
		and Chief Operating Officer, Fixed Income
		Management, Loomis, Sayles & Company, L.P.
		(from 1999 to 2002); formerly Director, Loomis,
		Sayles & Company, L.P. (from 1993 to 2001)

James Van Dyke Quereau, Jr.	Trustee since 1993	Senior Vice President and Chief Investment	3
age 64		Officer (since 2008), Director (since 2006),
		Managing Partner (2006 to 2008), Stratton
		Management company (investment
		management); formerly Director and Vice
		President, Semper Trust Co. (until 2006)

J. Baur Whittlesey	Trustee since 1990	Member, Ledgewood, P.C. (law firm)	3
age 66

Officers
G. Kenneth Heebner*	Vice President since	Co-founder and Employee, CGM;	3
age 72	1990	Controlling owner, Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	President since 1990	Co-founder and Employee, CGM;	3
age 80		Non-voting owner, Kenbob, Inc.
		(general partner of CGM)

David C. Fietze*	Chief Compliance	Employee – Legal counsel, CGM	3
age 43	Officer since 2004
address:
38 Newbury Street 8th floor
Boston, Massachusetts
02116

Kathleen S. Haughton*	Vice President since	Employee – Investor Services Division,	3
age 52	1992 and Anti-	CGM
address:	Money Laundering
38 Newbury Street 8th floor	Compliance Officer
Boston, Massachusetts	since 2002
02116

Jem A. Hudgins*	Treasurer since	Employee – CGM	3
age 49	2004

Leslie A. Lake*	Vice President and	Employee – Office Administrator, CGM	3
age 67	Secretary since 1992

Martha I. Maguire*	Vice President since	Employee – Funds Marketing, CGM	3
age 57	1994

Nicole M. Fembleaux*	Assistant Vice	Employee – Operations, CGM	3
age 33	President since 2011

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

www.cgmfunds.com

This report has been prepared for the shareholders of the

Fund and is not authorized for distribution to current or

prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FAR12

Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

CGM Trust has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (the "Code").  The Code is filed herewith as Exhibit 99.CODE ETH.  There were no amendments to the Code required to be disclosed in response to this Item 2 during the fiscal year ended December 31, 2012. There were no waivers or implicit waivers from the Code granted by the registrant during the fiscal year ended December 31, 2012.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee.  The name of the audit committee financial expert is James Van Dyke Quereau, Jr. James Van Dyke Quereau, Jr. is "independent" as defined in Item 3(a)(2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fee:  The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of CGM Trust’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are the following: 2011 - $112,500 and 2012 - $115,875.

(b)

Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of CGM Trust’s financial statements and are not reported under paragraph (a) of this Item are the following:  2011 - $0 and 2012 - $0.

(c)

Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are the following:  2011 - $15,900 and 2012 - $16,380.  The nature of the services comprising the fees disclosed under this category is tax compliance services related to the preparation and review of federal income and excise tax returns and review of excise tax distribution requirements.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are the following:  2011 - $0 and 2012 - $0.

(e)(1)

The Trustees Committee of the Board of Trustees of the CGM Trust is required to pre-approve (i) all audit services, tax services and permitted non-audit services provided by PricewaterhouseCoopers LLP or any other independent public accountant engaged by the CGM Trust and (ii) any engagement of PricewaterhouseCoopers LLP to provide non-audit services to (a) Capital Growth Management Limited Partnership (“CGM”), and (b) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust.  The Trustees Committee generally reviews each necessary pre-approval on a case by base basis.  However, the Trustees Committee has authorized the President or Treasurer of the CGM Trust, on behalf of its series (the “Funds”) to incur additional fees totaling in the aggregate not more than $7,500 for services relating to the audit of the Funds for the fiscal year ended December 31, 2012, the close-out of the 2012 accounts, calculation of year-end dividends, and/or related tax or accounting matters.

    (2)

0% of services described in each of paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not applicable.

(g)

The aggregate non-audit fees billed by CGM Trust’s accountant for services rendered to (i) CGM Trust, (ii) CGM, and (iii) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust for each of the last two fiscal years of the CGM Trust are the following:  2011 - $15,900 and 2012 – $16,380.

(h)

There were no non-audit services that were rendered to the CGM or any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, thus no consideration by the Trustees Committees was necessary to determine if services were compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.  Investments in securities of unaffiliated issuers as of December 31, 2012, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Trust’s most recent proxy statement on Schedule 14A filed on September 24, 2004, the CGM Trust does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust’s last fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics described in Item 2 is attached hereto as EX99_CODE.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX99_CERT.

(a)(3) Not Applicable.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX99_906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:	/S/ Robert L. Kemp
Robert L. Kemp
President
Principal Executive Officer

Date:  February 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ Robert L. Kemp
Robert L. Kemp
President
Principal Executive Officer

Date:  February 15, 2013

By:	/S/ Jem A. Hudgins
Jem A. Hudgins
CFO & Treasurer
Principal Financial Officer

Date:  February 15, 2013